Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-0620
1.9867679.104

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	61,030	$3,712,455
Entertainment - 1.1%
Cinemark Holdings, Inc.	66,439	948,749
Lions Gate Entertainment Corp.:
Class A (a)(b)	32,576	232,593
Class B (a)	70,383	470,158
Madison Square Garden Entertainment Corp. (a)	11,675	965,523
Roku, Inc. Class A (a)	53,068	6,433,434
The Madison Square Garden Co. (a)	11,671	1,999,476
World Wrestling Entertainment, Inc. Class A	26,611	1,183,391
Zynga, Inc. (a)	533,005	4,018,858
		16,252,182
Interactive Media & Services - 0.4%
TripAdvisor, Inc.	64,703	1,292,119
Zillow Group, Inc.:
Class A (a)	35,214	1,533,218
Class C (a)(b)	77,735	3,417,231
		6,242,568
Media - 1.7%
AMC Networks, Inc. Class A (a)	26,296	627,160
Cable One, Inc.	2,714	5,191,502
Interpublic Group of Companies, Inc.	239,710	4,070,276
John Wiley & Sons, Inc. Class A	27,138	1,019,032
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	122,330	3,937,803
Liberty Media Class A (a)	15,957	482,699
News Corp.:
Class A	241,067	2,388,974
Class B	73,455	750,710
Nexstar Broadcasting Group, Inc. Class A	27,821	1,948,583
Sinclair Broadcast Group, Inc. Class A	38,169	673,683
The New York Times Co. Class A	100,666	3,273,658
		24,364,080
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	62,340	1,223,111
U.S. Cellular Corp. (a)	9,325	296,815
		1,519,926

TOTAL COMMUNICATION SERVICES		52,091,211

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.6%
BorgWarner, Inc.	128,260	3,664,388
Gentex Corp.	157,433	3,816,176
The Goodyear Tire & Rubber Co.	144,684	1,037,384
		8,517,948
Automobiles - 0.3%
Harley-Davidson, Inc.	95,394	2,082,451
Thor Industries, Inc. (b)	32,906	2,178,377
		4,260,828
Distributors - 0.3%
Pool Corp.	23,939	5,066,929
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	35,726	4,160,293
Frontdoor, Inc. (a)	52,785	2,043,307
Graham Holdings Co.	2,613	1,019,096
Grand Canyon Education, Inc. (a)	29,505	2,538,020
H&R Block, Inc.	121,621	2,024,990
Service Corp. International	110,220	4,049,483
ServiceMaster Global Holdings, Inc. (a)	84,764	2,886,214
		18,721,403
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	155,787	4,254,543
Caesars Entertainment Corp. (a)	358,126	3,459,497
Choice Hotels International, Inc.	20,852	1,564,943
Domino's Pizza, Inc.	25,483	9,223,062
Dunkin' Brands Group, Inc.	51,335	3,225,891
Extended Stay America, Inc. unit	113,267	1,231,212
Hilton Grand Vacations, Inc. (a)	53,353	1,099,072
Hyatt Hotels Corp. Class A (b)	22,473	1,264,331
International Game Technology PLC (b)	60,188	453,818
Planet Fitness, Inc. (a)	50,992	3,076,347
Six Flags Entertainment Corp.	49,371	987,914
Vail Resorts, Inc.	24,983	4,272,093
Wendy's Co.	115,385	2,291,546
Wyndham Destinations, Inc.	55,656	1,423,124
Wyndham Hotels & Resorts, Inc.	57,337	2,162,178
		39,989,571
Household Durables - 1.4%
Leggett & Platt, Inc.	81,451	2,861,374
Newell Brands, Inc.	236,005	3,275,749
NVR, Inc. (a)	2,000	6,200,000
PulteGroup, Inc.	156,672	4,429,117
Tempur Sealy International, Inc. (a)	28,190	1,515,213
Toll Brothers, Inc.	75,267	1,807,913
		20,089,366
Internet & Direct Marketing Retail - 0.6%
Etsy, Inc. (a)	73,169	4,746,473
GrubHub, Inc. (a)(b)	56,703	2,709,836
Liberty Interactive Corp. QVC Group Series A (a)	238,178	1,918,524
		9,374,833
Leisure Products - 0.5%
Brunswick Corp.	50,336	2,402,034
Mattel, Inc. (a)(b)	213,468	1,861,441
Polaris, Inc.	35,745	2,535,393
		6,798,868
Multiline Retail - 0.4%
Kohl's Corp.	97,105	1,792,558
Macy's, Inc. (b)	192,192	1,126,245
Nordstrom, Inc. (b)	67,231	1,262,598
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	32,714	2,221,608
		6,403,009
Specialty Retail - 1.7%
AutoNation, Inc. (a)	33,467	1,246,311
Burlington Stores, Inc. (a)	40,651	7,426,531
Carvana Co. Class A (a)(b)	28,049	2,247,005
Dick's Sporting Goods, Inc.	38,235	1,123,727
Five Below, Inc. (a)	34,023	3,067,514
Floor & Decor Holdings, Inc. Class A (a)	42,585	1,805,604
Foot Locker, Inc.	64,621	1,656,236
L Brands, Inc.	141,720	1,685,051
Penske Automotive Group, Inc. (b)	20,577	740,360
Urban Outfitters, Inc. (a)	42,740	741,112
Williams-Sonoma, Inc.	47,961	2,965,908
		24,705,359
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	88,518	1,349,900
Carter's, Inc.	27,013	2,112,417
Columbia Sportswear Co.	18,373	1,339,208
Hanesbrands, Inc.	223,446	2,221,053
Ralph Lauren Corp.	30,001	2,213,474
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	81,725	2,303,011
		11,539,063

TOTAL CONSUMER DISCRETIONARY		155,467,177

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	22,743	3,443,518
Grocery Outlet Holding Corp.	42,253	1,405,757
Sprouts Farmers Market LLC (a)	73,096	1,518,935
U.S. Foods Holding Corp. (a)	135,684	2,917,206
		9,285,416
Food Products - 1.8%
Beyond Meat, Inc. (b)	29,488	2,919,017
Bunge Ltd.	85,616	3,396,387
Flowers Foods, Inc.	121,086	2,697,796
Ingredion, Inc.	41,519	3,371,343
Lamb Weston Holdings, Inc.	90,909	5,578,176
Pilgrim's Pride Corp. (a)	32,844	722,568
Post Holdings, Inc. (a)	40,617	3,730,671
Seaboard Corp.	159	478,765
The Hain Celestial Group, Inc. (a)	51,679	1,335,385
TreeHouse Foods, Inc. (a)	34,524	1,785,927
		26,016,035
Household Products - 0.3%
Energizer Holdings, Inc.	39,033	1,520,726
Reynolds Consumer Products, Inc.	29,415	953,928
Spectrum Brands Holdings, Inc.	28,106	1,210,244
		3,684,898
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	61,813	2,308,716
Nu Skin Enterprises, Inc. Class A	34,128	996,879
		3,305,595

TOTAL CONSUMER STAPLES		42,291,944

ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Apergy Corp. (a)(b)	47,365	436,232
Helmerich & Payne, Inc.	66,638	1,317,433
Patterson-UTI Energy, Inc.	115,560	426,416
Transocean Ltd. (United States) (a)(b)	356,259	456,012
		2,636,093
Oil, Gas & Consumable Fuels - 1.2%
Antero Midstream GP LP	148,233	704,107
Antero Resources Corp. (a)(b)	149,797	446,395
Centennial Resource Development, Inc. Class A (a)	100,246	118,290
Chesapeake Energy Corp. (a)(b)	4,086	71,505
Cimarex Energy Co.	62,405	1,586,335
EQT Corp.	158,185	2,307,919
Equitrans Midstream Corp.	127,046	1,064,645
HollyFrontier Corp.	93,006	3,072,918
Kosmos Energy Ltd.	226,196	373,223
Murphy Oil Corp.	90,830	1,077,244
Parsley Energy, Inc. Class A	185,828	1,756,075
PBF Energy, Inc. Class A	74,349	847,579
Range Resources Corp. (b)	127,169	741,395
Targa Resources Corp.	142,634	1,848,537
WPX Energy, Inc. (a)	258,029	1,581,718
		17,597,885

TOTAL ENERGY		20,233,978

FINANCIALS - 13.1%
Banks - 3.9%
Associated Banc-Corp.	96,195	1,360,197
Bank of Hawaii Corp.	24,670	1,682,001
Bank OZK	75,507	1,707,968
BankUnited, Inc.	58,351	1,155,933
BOK Financial Corp.	19,871	1,029,119
CIT Group, Inc.	58,880	1,117,542
Commerce Bancshares, Inc.	63,099	3,861,028
Cullen/Frost Bankers, Inc.	35,101	2,522,358
East West Bancorp, Inc.	90,224	3,164,156
First Citizens Bancshares, Inc.	4,347	1,660,554
First Hawaiian, Inc.	81,554	1,434,535
First Horizon National Corp.	191,340	1,737,367
FNB Corp., Pennsylvania	201,475	1,629,933
PacWest Bancorp	73,333	1,484,260
Peoples United Financial, Inc.	273,973	3,476,717
Pinnacle Financial Partners, Inc.	46,591	1,875,288
Popular, Inc.	58,564	2,259,985
Prosperity Bancshares, Inc.	56,690	3,397,432
Signature Bank	32,921	3,528,473
Sterling Bancorp	121,834	1,502,213
Synovus Financial Corp.	87,035	1,828,605
TCF Financial Corp.	94,077	2,793,146
Texas Capital Bancshares, Inc. (a)	31,240	867,847
Umpqua Holdings Corp.	136,989	1,715,787
Webster Financial Corp.	56,822	1,605,222
Western Alliance Bancorp.	59,066	2,119,288
Wintrust Financial Corp.	35,648	1,493,651
Zions Bancorp NA	101,156	3,197,541
		57,208,146
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	30,455	2,130,632
BGC Partners, Inc. Class A	185,133	572,987
Eaton Vance Corp. (non-vtg.)	66,191	2,429,210
Evercore, Inc. Class A	24,078	1,242,425
FactSet Research Systems, Inc.	23,304	6,408,600
Janus Henderson Group PLC	97,824	1,751,050
Lazard Ltd. Class A	63,311	1,741,053
Legg Mason, Inc.	53,288	2,655,341
LPL Financial	50,037	3,013,228
MarketAxess Holdings, Inc.	22,898	10,418,819
Morningstar, Inc.	12,205	1,903,492
SEI Investments Co.	79,074	4,029,611
Virtu Financial, Inc. Class A	31,627	739,123
		39,035,571
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	6,278	1,956,036
LendingTree, Inc. (a)(b)	4,793	1,195,230
Navient Corp.	120,852	920,892
OneMain Holdings, Inc.	40,512	980,796
Santander Consumer U.S.A. Holdings, Inc.	63,715	993,317
SLM Corp.	262,105	2,185,956
		8,232,227
Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	156,318	2,144,683
Voya Financial, Inc.	83,598	3,776,122
		5,920,805
Insurance - 4.5%
Alleghany Corp.	8,697	4,641,676
American Financial Group, Inc.	45,760	3,031,142
American National Insurance Co.	4,536	365,148
Assurant, Inc.	37,629	3,997,705
Assured Guaranty Ltd.	57,955	1,723,002
Axis Capital Holdings Ltd.	51,280	1,876,848
Brighthouse Financial, Inc. (a)	66,047	1,698,068
Brown & Brown, Inc.	146,524	5,261,677
Erie Indemnity Co. Class A	15,302	2,724,674
Everest Re Group Ltd.	24,984	4,325,480
First American Financial Corp.	67,820	3,127,858
Globe Life, Inc.	66,351	5,463,341
Hanover Insurance Group, Inc.	23,794	2,388,442
Kemper Corp.	39,107	2,628,773
Mercury General Corp.	17,000	696,320
Old Republic International Corp.	175,237	2,795,030
Primerica, Inc.	25,580	2,658,018
Reinsurance Group of America, Inc.	38,882	4,070,168
RenaissanceRe Holdings Ltd.	27,099	3,956,725
Unum Group	126,091	2,200,288
W.R. Berkley Corp.	89,407	4,827,978
White Mountains Insurance Group Ltd.	1,920	1,868,160
		66,326,521
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	336,351	4,177,479
Chimera Investment Corp.	115,948	900,916
MFA Financial, Inc.	275,274	481,730
New Residential Investment Corp.	258,106	1,571,866
Starwood Property Trust, Inc.	169,315	2,190,936
Two Harbors Investment Corp.	169,308	773,738
		10,096,665
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	215,692	1,576,709
New York Community Bancorp, Inc.	281,732	3,059,610
TFS Financial Corp.	29,580	403,767
		5,040,086

TOTAL FINANCIALS		191,860,021

HEALTH CARE - 14.1%
Biotechnology - 4.1%
Agios Pharmaceuticals, Inc. (a)	37,354	1,536,744
Alkermes PLC (a)	96,961	1,329,335
Alnylam Pharmaceuticals, Inc. (a)	66,832	8,801,774
bluebird bio, Inc. (a)	34,248	1,845,282
Exact Sciences Corp. (a)(b)	86,980	6,869,680
Exelixis, Inc. (a)	185,599	4,583,367
Ionis Pharmaceuticals, Inc. (a)	79,567	4,418,356
Moderna, Inc. (a)(b)	138,708	6,379,181
Neurocrine Biosciences, Inc. (a)	56,810	5,575,333
Sage Therapeutics, Inc. (a)	31,787	1,239,057
Sarepta Therapeutics, Inc. (a)	43,875	5,171,985
Seattle Genetics, Inc. (a)	72,463	9,944,097
United Therapeutics Corp. (a)	26,842	2,940,810
		60,635,001
Health Care Equipment & Supplies - 4.4%
Cantel Medical Corp. (b)	23,451	867,687
DexCom, Inc. (a)	56,320	18,878,456
Envista Holdings Corp. (a)	89,440	1,741,397
Hill-Rom Holdings, Inc.	41,549	4,673,847
ICU Medical, Inc. (a)	11,946	2,619,877
Insulet Corp. (a)	36,905	7,370,667
Integra LifeSciences Holdings Corp. (a)	44,045	2,248,497
Masimo Corp. (a)	29,276	6,262,429
Penumbra, Inc. (a)	19,545	3,465,719
STERIS PLC	52,113	7,426,103
West Pharmaceutical Services, Inc.	45,483	8,608,113
		64,162,792
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	54,013	1,296,852
Chemed Corp.	9,665	4,026,149
Covetrus, Inc. (a)(b)	60,290	716,848
Encompass Health Corp.	60,856	4,031,710
Guardant Health, Inc. (a)	22,963	1,767,232
MEDNAX, Inc. (a)(b)	50,868	738,603
Molina Healthcare, Inc. (a)	37,623	6,169,043
Premier, Inc. (a)	38,228	1,267,640
		20,014,077
Health Care Technology - 0.1%
Change Healthcare, Inc.	139,652	1,625,549
Life Sciences Tools & Services - 2.7%
Adaptive Biotechnologies Corp.	41,486	1,327,967
Avantor, Inc.	195,814	3,291,633
Bio-Rad Laboratories, Inc. Class A (a)	13,203	5,810,640
Bio-Techne Corp.	23,603	5,310,675
Bruker Corp.	63,503	2,496,938
Charles River Laboratories International, Inc. (a)	29,951	4,333,011
PerkinElmer, Inc.	68,573	6,207,914
PPD, Inc.	42,278	1,010,444
PRA Health Sciences, Inc. (a)	39,038	3,767,167
QIAGEN NV (a)	137,565	5,735,085
		39,291,474
Pharmaceuticals - 1.4%
Catalent, Inc. (a)(b)	95,380	6,595,527
Horizon Pharma PLC (a)	115,594	4,166,008
Jazz Pharmaceuticals PLC (a)	34,421	3,794,915
Nektar Therapeutics (a)(b)	104,373	2,003,962
Perrigo Co. PLC	78,437	4,180,692
		20,741,104

TOTAL HEALTH CARE		206,469,997

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	59,084	3,134,997
Curtiss-Wright Corp.	26,449	2,741,439
Hexcel Corp.	51,763	1,790,482
Huntington Ingalls Industries, Inc.	24,876	4,761,515
Spirit AeroSystems Holdings, Inc. Class A	64,002	1,418,284
Teledyne Technologies, Inc. (a)	22,255	7,247,786
		21,094,503
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	56,960	3,801,510
Airlines - 0.4%
Alaska Air Group, Inc.	75,024	2,439,780
Copa Holdings SA Class A	19,477	861,078
JetBlue Airways Corp. (a)	179,161	1,745,028
		5,045,886
Building Products - 1.6%
A.O. Smith Corp.	84,396	3,576,702
Allegion PLC	57,731	5,804,275
Armstrong World Industries, Inc.	30,425	2,345,159
Fortune Brands Home & Security, Inc.	86,700	4,178,940
Lennox International, Inc.	21,800	4,069,624
Owens Corning	66,779	2,895,537
Resideo Technologies, Inc. (a)	75,438	386,997
		23,257,234
Commercial Services & Supplies - 0.9%
ADT, Inc. (b)	69,536	398,441
Clean Harbors, Inc. (a)	32,043	1,712,057
IAA Spinco, Inc. (a)	82,530	3,185,658
KAR Auction Services, Inc.	79,782	1,195,134
Rollins, Inc.	88,067	3,522,680
Stericycle, Inc. (a)	55,499	2,708,351
		12,722,321
Construction & Engineering - 1.1%
AECOM (a)	93,387	3,386,213
Fluor Corp.	87,029	1,018,239
Jacobs Engineering Group, Inc.	79,895	6,611,311
Quanta Services, Inc.	87,972	3,198,662
Valmont Industries, Inc.	13,208	1,548,506
		15,762,931
Electrical Equipment - 0.9%
Acuity Brands, Inc.	24,605	2,130,547
GrafTech International Ltd. (b)	34,987	284,094
Hubbell, Inc. Class B	33,722	4,196,028
nVent Electric PLC	94,194	1,756,718
Regal Beloit Corp.	25,338	1,799,251
Sensata Technologies, Inc. PLC (a)	97,165	3,534,863
		13,701,501
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	34,229	4,140,340
Machinery - 4.7%
AGCO Corp.	38,877	2,054,261
Allison Transmission Holdings, Inc.	67,956	2,469,521
Colfax Corp. (a)(b)	57,708	1,488,289
Crane Co.	31,182	1,697,860
Donaldson Co., Inc.	78,493	3,440,348
Flowserve Corp.	81,527	2,296,616
Gardner Denver Holdings, Inc. (a)	214,088	6,225,679
Gates Industrial Corp. PLC (a)(b)	28,215	242,367
Graco, Inc.	102,556	4,580,151
IDEX Corp.	46,990	7,219,074
ITT, Inc.	54,541	2,875,402
Lincoln Electric Holdings, Inc.	36,471	2,936,280
Middleby Corp. (a)	34,441	1,915,953
Nordson Corp.	35,609	5,729,844
Oshkosh Corp.	42,247	2,852,940
Pentair PLC	104,019	3,598,017
Snap-On, Inc.	33,778	4,400,936
Timken Co.	41,313	1,552,543
Toro Co.	66,600	4,249,746
Trinity Industries, Inc. (b)	62,586	1,207,284
WABCO Holdings, Inc. (a)	31,747	4,266,162
Woodward, Inc.	34,217	2,072,182
		69,371,455
Marine - 0.1%
Kirby Corp. (a)	36,892	1,970,771
Professional Services - 0.5%
CoreLogic, Inc.	49,265	1,892,761
Manpower, Inc.	36,496	2,709,463
Robert Half International, Inc.	70,513	3,333,150
		7,935,374
Road & Rail - 0.6%
AMERCO	5,504	1,541,836
Knight-Swift Transportation Holdings, Inc. Class A (b)	76,601	2,848,025
Landstar System, Inc.	24,443	2,525,206
Ryder System, Inc.	32,338	1,144,765
Schneider National, Inc. Class B	34,456	754,931
		8,814,763
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A (b)	65,663	1,717,087
HD Supply Holdings, Inc. (a)	100,732	2,989,726
MSC Industrial Direct Co., Inc. Class A	27,136	1,618,391
Univar, Inc. (a)	105,446	1,531,076
Watsco, Inc.	20,157	3,245,075
WESCO International, Inc. (a)	25,880	669,516
		11,770,871
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	45,616	1,258,545

TOTAL INDUSTRIALS		200,648,005

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.6%
Ciena Corp. (a)	95,108	4,398,745
CommScope Holding Co., Inc. (a)	118,772	1,307,680
EchoStar Holding Corp. Class A (a)	30,619	966,029
Ubiquiti, Inc.	5,324	862,648
ViaSat, Inc. (a)	35,525	1,506,260
		9,041,362
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	50,230	3,160,472
Avnet, Inc.	61,538	1,847,371
Cognex Corp.	101,936	5,630,945
Coherent, Inc. (a)	14,924	1,908,332
Dolby Laboratories, Inc. Class A	39,020	2,342,371
FLIR Systems, Inc.	83,874	3,640,132
Jabil, Inc.	92,579	2,632,947
Littelfuse, Inc.	14,652	2,128,056
National Instruments Corp.	80,823	3,105,220
SYNNEX Corp.	25,663	2,247,052
Trimble, Inc. (a)	156,346	5,414,262
Zebra Technologies Corp. Class A (a)	33,251	7,636,425
		41,693,585
IT Services - 5.0%
Alliance Data Systems Corp.	25,051	1,254,304
Amdocs Ltd.	82,730	5,331,121
Black Knight, Inc. (a)	89,318	6,303,171
Booz Allen Hamilton Holding Corp. Class A	84,771	6,225,582
CACI International, Inc. Class A (a)	15,276	3,821,139
EPAM Systems, Inc. (a)	32,248	7,123,261
Euronet Worldwide, Inc. (a)	31,070	2,850,983
Genpact Ltd.	116,215	4,001,282
Jack Henry & Associates, Inc.	47,756	7,810,494
Leidos Holdings, Inc.	83,106	8,211,704
MongoDB, Inc. Class A (a)	26,353	4,272,612
Okta, Inc. (a)	65,154	9,857,800
Sabre Corp.	170,969	1,242,945
Switch, Inc. Class A	36,413	625,211
WEX, Inc. (a)	26,749	3,539,428
		72,471,037
Semiconductors & Semiconductor Equipment - 2.2%
Cree, Inc. (a)	66,918	2,886,173
Entegris, Inc.	83,683	4,538,129
First Solar, Inc. (a)(b)	51,211	2,253,796
MKS Instruments, Inc.	33,572	3,364,922
Monolithic Power Systems, Inc.	26,322	5,262,031
ON Semiconductor Corp. (a)	253,561	4,068,386
Teradyne, Inc.	103,843	6,494,341
Universal Display Corp.	26,509	3,979,531
		32,847,309
Software - 9.3%
2U, Inc. (a)(b)	34,654	823,033
Alteryx, Inc. Class A (a)(b)	28,259	3,198,354
Anaplan, Inc. (a)	53,885	2,201,741
Aspen Technology, Inc. (a)	42,400	4,335,400
Avalara, Inc. (a)	29,143	2,604,510
Bill.Com Holdings, Inc. (a)(b)	6,049	356,226
CDK Global, Inc.	75,633	2,970,864
Cerence, Inc. (a)(b)	22,500	476,100
Ceridian HCM Holding, Inc. (a)	57,947	3,417,135
Coupa Software, Inc. (a)(b)	39,560	6,966,120
DocuSign, Inc. (a)	98,349	10,302,058
Dynatrace, Inc.	80,721	2,409,522
Elastic NV (a)	33,616	2,156,130
Fair Isaac Corp. (a)	17,635	6,224,097
FireEye, Inc. (a)	123,954	1,426,711
Guidewire Software, Inc. (a)	51,452	4,673,900
HubSpot, Inc. (a)	25,443	4,290,453
LogMeIn, Inc.	29,869	2,552,605
Manhattan Associates, Inc. (a)	39,577	2,807,592
Medallia, Inc. (b)	42,035	902,912
New Relic, Inc. (a)	31,294	1,680,175
Nuance Communications, Inc. (a)	177,710	3,589,742
Nutanix, Inc. Class A (a)	108,068	2,214,313
Pagerduty, Inc.	26,560	560,682
Parametric Technology Corp. (a)	64,639	4,476,251
Paycom Software, Inc. (a)	30,617	7,991,649
Paylocity Holding Corp. (a)	21,439	2,455,409
Pegasystems, Inc.	23,694	1,981,292
Pluralsight, Inc. (a)(b)	38,749	637,034
Proofpoint, Inc. (a)	34,609	4,212,954
RealPage, Inc. (a)	49,348	3,182,453
RingCentral, Inc. (a)	46,283	10,577,054
Smartsheet, Inc. (a)	54,282	2,861,747
SolarWinds, Inc. (a)(b)	27,598	468,614
Teradata Corp. (a)	69,638	1,712,398
The Trade Desk, Inc. (a)(b)	24,376	7,131,930
Tyler Technologies, Inc. (a)	23,839	7,644,929
Zendesk, Inc. (a)	69,439	5,338,470
Zscaler, Inc. (a)(b)	43,065	2,888,800
		136,701,359
Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (a)	79,205	1,625,287
Pure Storage, Inc. Class A (a)	146,383	2,107,915
Xerox Holdings Corp.	109,551	2,003,688
		5,736,890

TOTAL INFORMATION TECHNOLOGY		298,491,542

MATERIALS - 5.8%
Chemicals - 2.3%
Albemarle Corp. U.S. (b)	65,407	4,017,952
Ashland Global Holdings, Inc.	34,417	2,123,185
Axalta Coating Systems Ltd. (a)	128,312	2,532,879
Cabot Corp.	35,034	1,187,302
CF Industries Holdings, Inc.	135,592	3,728,780
Element Solutions, Inc. (a)	137,051	1,404,773
Huntsman Corp.	134,180	2,255,566
NewMarket Corp.	4,256	1,751,089
Olin Corp.	97,903	1,307,005
RPM International, Inc.	79,380	5,271,626
The Chemours Co. LLC	101,620	1,192,003
The Scotts Miracle-Gro Co. Class A	24,551	3,045,061
Valvoline, Inc.	117,132	2,013,499
W.R. Grace & Co.	35,523	1,677,751
Westlake Chemical Corp.	21,968	954,510
		34,462,981
Construction Materials - 0.1%
Eagle Materials, Inc.	25,955	1,583,515
Containers & Packaging - 2.4%
Aptargroup, Inc.	39,776	4,259,214
Ardagh Group SA	11,555	143,744
Avery Dennison Corp.	51,816	5,719,968
Berry Global Group, Inc. (a)	81,946	3,260,631
Crown Holdings, Inc. (a)	80,902	5,210,898
Graphic Packaging Holding Co.	179,648	2,398,301
O-I Glass, Inc.	96,302	793,528
Packaging Corp. of America	58,181	5,623,194
Sealed Air Corp.	96,596	2,761,680
Silgan Holdings, Inc.	48,290	1,666,005
Sonoco Products Co.	61,653	3,011,133
		34,848,296
Metals & Mining - 0.9%
Alcoa Corp. (a)	115,783	943,631
Reliance Steel & Aluminum Co.	40,480	3,626,198
Royal Gold, Inc.	40,598	4,974,473
Steel Dynamics, Inc.	128,012	3,106,851
United States Steel Corp.	105,648	811,377
		13,462,530
Paper & Forest Products - 0.1%
Domtar Corp.	35,427	827,575

TOTAL MATERIALS		85,184,897

REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 10.0%
American Campus Communities, Inc.	84,973	2,998,697
American Homes 4 Rent Class A	159,826	3,858,200
Americold Realty Trust	119,076	3,642,535
Apartment Investment & Management Co. Class A	91,834	3,459,387
Apple Hospitality (REIT), Inc.	130,583	1,264,043
Brandywine Realty Trust (SBI)	108,520	1,211,083
Brixmor Property Group, Inc.	184,522	2,112,777
Camden Property Trust (SBI)	58,029	5,110,614
Colony Capital, Inc.	297,875	688,091
Columbia Property Trust, Inc.	71,439	1,020,863
CoreSite Realty Corp.	23,281	2,821,424
Corporate Office Properties Trust (SBI)	69,643	1,839,968
Cousins Properties, Inc.	90,538	2,731,531
CubeSmart	119,378	3,008,326
CyrusOne, Inc.	69,563	4,879,844
Douglas Emmett, Inc.	103,138	3,144,678
Duke Realty Corp.	228,581	7,931,761
Empire State Realty Trust, Inc.	93,295	779,946
EPR Properties	48,401	1,423,957
Equity Commonwealth	74,787	2,539,019
Equity Lifestyle Properties, Inc.	107,782	6,500,332
Gaming & Leisure Properties	125,764	3,551,575
Healthcare Trust of America, Inc.	133,667	3,292,218
Highwoods Properties, Inc. (SBI)	63,454	2,462,650
Hospitality Properties Trust (SBI)	101,336	702,258
Hudson Pacific Properties, Inc.	94,438	2,321,286
Iron Mountain, Inc.	177,179	4,284,188
JBG SMITH Properties	75,985	2,579,691
Kilroy Realty Corp.	64,605	4,022,307
Kimco Realty Corp.	256,777	2,801,437
Lamar Advertising Co. Class A	52,888	3,048,993
Life Storage, Inc.	28,845	2,526,534
Medical Properties Trust, Inc.	319,116	5,469,648
National Retail Properties, Inc.	106,306	3,469,828
Omega Healthcare Investors, Inc.	140,315	4,090,182
Outfront Media, Inc.	88,779	1,392,943
Paramount Group, Inc.	118,599	1,144,480
Park Hotels & Resorts, Inc.	148,336	1,410,675
Rayonier, Inc.	80,499	1,934,391
Regency Centers Corp.	103,404	4,540,470
Retail Properties America, Inc.	132,551	821,816
SITE Centers Corp.	92,043	557,781
SL Green Realty Corp.	49,073	2,603,323
Spirit Realty Capital, Inc.	61,656	1,896,539
Store Capital Corp.	133,169	2,672,702
Sun Communities, Inc.	56,280	7,564,032
Taubman Centers, Inc.	36,304	1,564,702
The Macerich Co.	87,901	656,620
VEREIT, Inc.	664,497	3,641,444
VICI Properties, Inc.	287,089	5,001,090
Weingarten Realty Investors (SBI)	75,225	1,368,343
		146,361,222
Real Estate Management & Development - 0.4%
Howard Hughes Corp. (a)	24,911	1,349,180
Jones Lang LaSalle, Inc.	31,912	3,369,269
		4,718,449

TOTAL REAL ESTATE		151,079,671

UTILITIES - 3.7%
Electric Utilities - 1.9%
Alliant Energy Corp.	149,469	7,256,720
Hawaiian Electric Industries, Inc.	67,310	2,656,726
IDACORP, Inc.	31,251	2,868,217
NRG Energy, Inc.	156,866	5,259,717
OGE Energy Corp.	124,221	3,915,446
Pinnacle West Capital Corp.	69,715	5,367,358
		27,324,184
Gas Utilities - 0.9%
Atmos Energy Corp.	75,197	7,667,838
National Fuel Gas Co.	50,847	2,084,727
UGI Corp.	129,583	3,910,815
		13,663,380
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	263,470	5,148,204
Multi-Utilities - 0.2%
MDU Resources Group, Inc.	123,647	2,777,112
Water Utilities - 0.4%
Aqua America, Inc.	134,195	5,608,009

TOTAL UTILITIES		54,520,889

TOTAL COMMON STOCKS
(Cost $1,390,025,488)		1,458,339,332

Money Market Funds - 4.7%
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)
(Cost $69,537,585)	69,530,271	69,537,224
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $1,459,563,073)		1,527,876,556
NET OTHER ASSETS (LIABILITIES) - (4.4)%(e)		(64,952,178)
NET ASSETS - 100%		$1,462,924,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	June 2020	$4,923,900	$597,284	$597,284

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $663,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,453
Fidelity Securities Lending Cash Central Fund	402,620
Total	$440,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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